Segment information (Tables)	12 Months Ended
Dec. 31, 2024
Operating Segments [Abstract]
Disclosure of operating segments
Net sales and other revenues by segment

($ millions)	2024	2023	2022
Surgical
Implantables	1,775	1,703	1,725
Consumables	2,861	2,719	2,499
Equipment/other	886	892	821
Total Surgical net sales	5,522	5,314	5,045
Vision Care
Contact lenses	2,609	2,400	2,192
Ocular health	1,705	1,656	1,417
Total Vision Care net sales	4,314	4,056	3,609
Total net sales	9,836	9,370	8,654
Surgical other revenues	4	—	—
Vision Care other revenues	71	85	63
Total other revenues	75	85	63
Total net sales and other revenues	9,911	9,455	8,717
Segment contribution and reconciliation to income before taxes
The below table summarizes segment contribution, including material items of income and expense as required by IFRS 8, Operating Segments, and the associated IFRIC agenda decision published in July 2024. The below table also includes a reconciliation of segment contribution to Income before taxes.

	Surgical			Vision Care			Not allocated to segments			Total
($ millions)	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022
Net sales	5,522	5,314	5,045	4,314	4,056	3,609	—	—	—	9,836	9,370	8,654
Other revenues	4	—	—	71	85	63	—	—	—	75	85	63
Cost of net sales	(2,014)	(1,898)	(1,835)	(1,605)	(1,535)	(1,410)	(709)	(708)	(665)	(4,328)	(4,141)	(3,910)
Cost of other revenues	(4)	—	—	(67)	(67)	(59)	—	—	—	(71)	(67)	(59)
Selling, general & administration	(1,461)	(1,435)	(1,388)	(1,467)	(1,473)	(1,391)	(322)	(301)	(289)	(3,250)	(3,209)	(3,068)
Research & development	(580)	(527)	(486)	(284)	(289)	(212)	(12)	(12)	(4)	(876)	(828)	(702)
Other income	—	—	—	—	—	—	77	80	36	77	80	36
Other expense	—	—	—	—	—	—	(50)	(251)	(342)	(50)	(251)	(342)
Segment contribution and Operating income	1,467	1,454	1,336	962	777	600	(1,016)	(1,192)	(1,264)	1,413	1,039	672
Interest expense							(192)	(189)	(134)	(192)	(189)	(134)
Other financial income & expense							43	(18)	(75)	43	(18)	(75)
Share of (loss) from associated companies							(8)	—	—	(8)	—	—
Income before taxes										1,256	832	463
Included in segment contribution are:

($ millions)	2024	2023	2022
Depreciation of property, plant & equipment:
Surgical	(147)	(144)	(131)
Vision Care	(241)	(237)	(198)
Not allocated to segments	(4)	(4)	(1)
Total depreciation of property, plant & equipment	(392)	(385)	(330)

Depreciation of right-of-use assets:
Surgical	(50)	(49)	(46)
Vision Care	(33)	(42)	(30)
Total depreciation of right-of-use assets	(83)	(91)	(76)

Impairment charges on property, plant & equipment, net:
Surgical	(1)	—	(2)
Total impairment charges on property, plant & equipment, net	(1)	—	(2)

Equity-based compensation:
Surgical	(81)	(78)	(74)
Vision Care	(58)	(64)	(61)
Not allocated to segments	(23)	(17)	(17)
Total equity-based compensation	(162)	(159)	(152)

Disclosure of net sales and selected non-current assets by region
The below table shows the United States, International and countries that accounted for more than 5% of at least one of the respective Alcon totals, for net sales for the years ended December 31, 2024, 2023 and 2022, and for selected non-current assets at December 31, 2024 and 2023.

	Net sales(2)						Total of selected non-current assets(3)
($ millions unless indicated otherwise)(1)	2024		2023		2022		2024		2023

Country
United States	4,511	46%	4,312	46%	3,897	45%	11,380	51%	11,490	51%
International	5,325	54%	5,058	54%	4,757	55%	10,991	49%	11,219	49%
thereof:
Switzerland (country of domicile)	79	1%	64	1%	59	1%	8,800	39%	9,137	40%
Japan	554	6%	583	6%	568	7%	28	—%	34	—%
China	560	6%	526	6%	474	5%	21	—%	10	—%
Other	4,132	42%	3,885	41%	3,656	42%	2,142	10%	2,038	9%
Company total	9,836	100%	9,370	100%	8,654	100%	22,371	100%	22,709	100%
(1)International percentages may not sum due to rounding.
(2)Net sales by location of third-party customer.
(3)Includes property, plant & equipment, right-of-use assets, goodwill and other intangible assets.